Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Undiscounted Liabilities and Future Operating Commitments

A summary of undiscounted liabilities and future operating commitments at December 31, 2019, are as follows:

	Note	Total	Less than 1 year	1 - 3 years	4 - 5 years	Greater than 5 years
Maturity analysis of financial liabilities
Trade payables and accrued liabilities	13	$29,457	$29,457	$-	$-	$-
Lease liabilities	15	48,911	9,842	30,345	8,724	-
Loan facility	16	15,000	-	15,000	-	-
Equipment loan payable	14	1,311	583	728	-	-
Other financial liability	19	2,500	-	2,500	-	-
Interest payments on loan facility		2,980	1,525	1,455	-	-
Interest payments on equipment financing		132	90	42	-	-
Interest payments on other financial liability		888	226	662	-	-
		101,179	41,723	50,732	8,724	-
Commitments
Future operating commitments (1) (2)		5,945	5,601	344	-	-
Provision for site reclamation and closure (3)		36,708	-	-	-	36,708
Other provisions (4)		1,420	1,420	-	-	-
		44,073	7,021	344	-	36,708
Total financial liabilities and commitments		$145,252	$48,744	$51,076	$8,724	$36,708

(1)

The future operating commitments of the Company are mainly due to the cyanide contract with Cyanco Company LLC (“Cyanco”). A four-year contract with Cyanco was signed effective October 6, 2016, which includes a requirement of purchasing a minimum volume of 5,000,000 pounds per year. Operating commitments also include leases for the office premises.

(2)

Contractual commitments are defined as agreements that are enforceable and legally binding. Certain contractual commitments may contain cancellation clauses; the Company discloses the contractual operating commitments based on management's intent to fulfil the contracts.

(3)

Provision for site reclamation and closure represents the undiscounted amount of the estimated cash flows required to settle the retirement obligations of the San Francisco Mine and of the Florida Canyon Mine. The undiscounted amounts are $6,104 and $30,604, respectively.

(4)

Other provisions represent the undiscounted amount of the demobilization costs related to the Peal de Mexico, S.A. de C.V. (“Peal”) contract, whereby the Company is responsible for demobilization costs payable one month prior to the end of the mining contract. This obligation has been recorded at an annualized discount rate of 2.3%, reflecting the implied interest rate, and calculated according to the formula stipulated in the contract. At December 31, 2019, this obligation was determined to be $1,420.